Note 9. Operations and Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Operations and Concentrations

For the three and nine-month periods ended September 30, 2013 and 2012, we earned revenues (as a percentage of total revenues) in the following categories:

	Three months ended		Nine months ended
	September 30,		September 30,
Revenue Streams	2013	2012	2013	2012
Disclosure management	40.8%	75.4%	59.8%	67.3%
Shareholder communications	54.7%	20.6%	35.2%	28.0%
Software licensing	4.5%	4.0%	5.0%	4.7%
Total	100.0%	100.0%	100.0%	100.0%

No customers accounted for more than 10% of the operating revenues during the three or nine-month periods ended September 30, 2013 or 2012.  We did not have any customers that comprised more than 10% of our total accounts receivable balances at September 30, 2013 or December 31, 2012.

We do not believe we had any financial instruments that could have potentially subjected us to significant concentrations of credit risk. A portion of our revenues are paid at the beginning of the month via credit card or in advance by check, the remaining accounts receivable amounts are generally due within 30 days, none of which is collateralized.

For the years ended December 31, 2012 and December 31, 2011, we generated revenues from the following revenue streams as a percentage of total revenue:

	2012		2011
	Amount	Percentage	Amount	Percentage
Revenue Streams
Compliance and reporting services	$2,530,127	58.8%	$1,632,889	50.6%
Printing and financial communication	561,802	13.0%	536,912	16.6%
Fulfillment and distribution	554,957	12.9%	639,578	19.8%
Software licensing	189,245	4.4%	86,389	2.7%
Transfer agent services	469,435	10.9%	332,331	10.3%
Total	$4,305,566	100.0%	$3,228,099	100.0%

We did not have any customers during the years ended December 31, 2012 or 2011 that accounted for more than 10% of our revenue. We did not have any customers that comprised more than 10% of our total accounts receivable balances at December 31, 2012 or 2011.

We believe we do not have any financial instruments that could have potentially subjected us to significant concentrations of credit risk. Since a portion of the revenues are paid at the beginning of the month via credit card or advance by check, the remaining accounts receivable amounts are generally due within 30 days, none of which is collateralized.